PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Historical costs (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 19,534	$ 20,563
Hydroelectric
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	9,758	9,955
Wind
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	4,225	5,015
Solar
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	5,396	5,419
Other
Property Plant and Equipment carrying amount at cost of revalued assets [Line Items]
Property, plant and equipment, revalued assets, at cost	$ 155	$ 174